Concentration of Risk (Details) - customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration risk	10.00%
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration risk	0.00%	10.00%	10.00%
Number of customers exceeding threshold	0	0	0